PROVISIONS - Narrative (Details) - Environmental rehabilitation - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017
Disclosure of other provisions [line items]
Increase in other provisions	$ 864	$ 850
Discount rate change (as percent)		1.00%
Expected decrease in other provisions with 1% increase in discount rate		$ (385)
Expected increase in other provisions with 1% decrease in discount rate		$ 257